Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2015	2014	2013

Current Federal Expense	$3,162,367	$1,335,337	$156,642
Deferred Federal Expense	625,436	1,932,950	2,178,222

Federal Income Tax Expense	3,787,803	3,268,287	2,334,864
Current State Income Tax Expense	-	-	-

Federal and State Income Tax Expense	$3,787,803	$3,268,287	$2,334,864

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014	2013

Statutory Federal Income Taxes	$4,134,570	$3,671,971	$2,367,729
Tax-Exempt Interest	(83,903)	(74,138)	(104,307)
Premiums on Officers’ Life Insurance	(232,988)	(186,712)	(111,749)
Meal and Entertainment Disallowance	21,600	14,044	15,319
Other	(51,476)	(156,878)	167,872

Actual Federal Income Taxes	$3,787,803	$3,268,287	$2,334,864

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014

Deferred Tax Assets
Allowance for Loan Losses	$2,925,328	$2,992,787
Other Real Estate	537,914	1,178,278
Deferred Compensation	308,128	287,365
Investments	340,000	340,000
Goodwill	212,190	256,714
Other	418,165	427,924

	4,741,725	5,483,068
Deferred Tax Liabilities
Premises and Equipment	(1,183,309)	(1,299,216)
Other	(4,185)	(4,185)

	(1,187,494)	(1,303,401)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,284,362	2,495,896

Net Deferred Tax Assets	$5,838,593	$6,675,563

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2015	2014	2013

Balance, Beginning	$-	$42,327	$38,676

Positions Taken During the Current Year	-	-	7,247
Reductions Resulting from Lapse of Statutes of Limitation	-	42,327	(3,596)

Balance, Ending	$-	$-	$42,327